Principal Accounting Policies (Schedule of Consolidated Financial Information) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2012 CNY (¥)
Current assets
Cash and cash equivalents	$ 324,372			¥ 419,403	¥ 2,101,217	$ 25,034	¥ 1,457,722	¥ 299,238
Restricted cash	52,332				338,997		44,030
Short-term investments	189,326				1,226,415		468,570
Accounts receivable, net	17,483				113,252		8,008
Intercompany receivable	9,263				60,004		637
Prepayments and other current assets	262,353				1,699,468		575,297
Total current assets	855,129				5,539,353		2,554,264
Non-current assets
Property and equipment, net	22,414				145,190		72,310
Intangible assets, net	110,462				715,548		¥ 3,075
Goodwill	21,083				136,569
Other non-current assets	100,261				649,481		¥ 15,368
Total non-current assets	254,220				1,646,788		90,753
Total assets	1,109,349				7,186,141		2,645,017
Current liabilities (including current liabilities of the Affiliated Entities without recourse to the Company amounting to RMB1,168,078 and RMB3,325,804, as of December 31, 2014 and December 31, 2015, respectively):
Accounts payable	118,452				767,307		382,705
Salary and welfare payable	22,753				147,389		78,739
Taxes payable	1,301				8,429		3,884
Advances from customers	188,847				1,223,313		¥ 638,828
Intercompany payables	4,440				28,762
Accrued expenses and other current liabilities	249,380				1,615,433		¥ 109,860
Total current liabilities	585,173				3,790,633		1,214,016
Non-current liabilities	8,920				57,785		22,278
Total liabilities	594,093				3,848,418		1,236,294
Net revenues	1,180,224	¥ 7,645,260	¥ 3,534,939	¥ 1,949,687
Net loss	(225,289)	(1,459,379)	(447,858)	(79,632)
Net cash provided by/(used in) operating activities	(79,462)	(514,735)	(271,102)	116,736
Net cash provided by/(used in) investing activities	(295,651)	(1,915,168)	(227,923)	(304,218)
The Affiliated Entities [Member]
Current assets
Cash and cash equivalents	58,181				376,883		102,356
Restricted cash	21,457				138,997		44,030
Short-term investments	77,094				499,402		100,000
Accounts receivable, net	18,011				116,669		8,645
Intercompany receivable	20,214				130,945		65,474
Prepayments and other current assets	216,573				1,402,919		566,731
Total current assets	411,530				2,665,815		887,236
Non-current assets
Property and equipment, net	11,205				72,582		22,600
Intangible assets, net	15,457				100,125		¥ 1,975
Goodwill	21,083				136,569
Other non-current assets	49,925				323,403		¥ 14,290
Total non-current assets	97,670				632,679		38,865
Total assets	509,200				3,298,494		926,101
Current liabilities (including current liabilities of the Affiliated Entities without recourse to the Company amounting to RMB1,168,078 and RMB3,325,804, as of December 31, 2014 and December 31, 2015, respectively):
Accounts payable	159,966				1,036,226		373,464
Salary and welfare payable	18,999				123,071		66,075
Taxes payable	1,029				6,668		2,079
Advances from customers	188,847				1,223,313		638,803
Intercompany payables	194,989				1,263,100		52,114
Accrued expenses and other current liabilities	144,575				936,526		87,657
Total current liabilities	708,405				4,588,904		¥ 1,220,192
Non-current liabilities	6,136				39,750
Total liabilities	714,541				¥ 4,628,654		¥ 1,220,192
Net revenues	1,197,307	7,755,914	3,736,473	1,937,485
Net loss	(162,353)	(1,051,691)	(128,299)	(39,597)
Net cash provided by/(used in) operating activities	(13,477)	(87,299)	(51,446)	161,148
Net cash provided by/(used in) investing activities	(212,247)	(1,374,894)	72,161	¥ (201,058)
Net cash provided by financing activities	$ 268,103	¥ 1,736,720	¥ 700